Schedule of reconciliation of income tax expense (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Income Tax Disclosure [Abstract]
Tax computed at the federal statutory rate		$ (12,518)		$ (14,653)
Tax computed at the federal statutory rate, Percentage		21.00%
State income taxes, net of federal tax benefit		$ 0	[1]	(49)
State and local income taxes, net of federal income tax effect, Percentage	[1]	0.00%
Research and development credit, Amount		$ (1,279)
Research and development credit, Percentage		2.10%
Orphan drug credit, Amount		$ (533)
Orphan drug credit, Percentage		0.90%
Valuation allowance		$ 12,829		17,013
Change in valuation allowance, Percentage		(21.50%)
Permanent items, Amount		$ 117
Permanent items, Percentage		(0.20%)
Nondeductible executive compensation		$ 403		369
Equity compensation, Percentage		(0.70%)
Nondeductible officers compensation, Amount		$ 981
Nondeductible officers compensation, Percentage		(1.60%)
Changes in unrecognized tax benefits, Amount		$ 0
Changes in unrecognized tax benefits, Percentage		0.00%
Other, net		$ 0		(132)
Other, net, Percentage		0.00%
Income tax expense		$ 0
Provision for income taxes, Percentage		0.00%
Stock-based compensation				294
Research and development and orphan drug credits				(3,789)
Uncertain tax positions				$ 947

[1]	The state that contributes to the majority (greater than 50%) of the tax effect in this category was California for year ending December 31, 2025.